Inventory (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Inventory 1			$ 44,040
Inventory 2			$ 0
Inventory 1		$ 68,611
Inventory 2		$ 44,040
Inventory 1	$ 3,546
Inventory 2	$ 3,424